Interests in equity-accounted investees - Summary of detailed information about financial information of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Carrying amount of interest in CERBACT	$ 68,223	$ 606
CERBACT Asia Holdings Pte. Ltd
Disclosure of associates [line items]
Carrying amount of interest in CERBACT	827	606
Group's share of profit/(loss) and total comprehensive income/(expense)	$ 231	$ (189)